UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tanaka Growth Fund

AFLAC

Ticker Symbol:AFL	Cusip Number:001055102
Record Date: 2/24/2009	Meeting Date: 5/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To consider and approve the following advisory (non-binding) proposal: ""Resolved, that the shareholders approve the overall executive pay-for-performance compensation policies and procedures employed by the Company, as described in the Compensation Discussion and Analysis and the tabular disclosure regarding named executive officer compensation in this Proxy Statement""	For	Issuer	For	With
3	Ratification of appointment of KPMG LLP as independent registered public accounting firm of the company for the year ending December 31, 2009	For	Issuer	For	With

AMDOCS

Ticker Symbol:DOX	Cusip Number:G02602103
Record Date: 11/24/2008	Meeting Date: 1/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of special resolution amending and restating the memorandum of incorporation and articles of incorporation as described in the accompanying proxy statement.	For	Issuer	For	With
3	Approval of consolidated financial statements for fiscal year 2008.	For	Issuer	For	With
4	Ratification and approval of Ernst and Young and authorization of audit committee of board to fix remuneration.	For	Issuer	For	With

APPLE

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/29/2008	Meeting Date: 2/25/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Shareholder proposal regarding political contributions and expenditures report, if properly presented at the meeting	Against	Stockholder	Against	With
3	Shareholder proposal regarding adoption of principles for health care reform, if properly presented at the meeting	Against	Stockholder	Against	With
4	Shareholder proposal regarding sustainability report, if properly presented at the meeting	Against	Stockholder	Against	With
5	Shareholder proposal regarding advisory vote on compensation, if properly presented at the meeting	Against	Stockholder	Against	With

BIOREFERENCE LABORATORIES, INC.

Ticker Symbol:BRLI	Cusip Number:09057G602
Record Date: 6/16/2008	Meeting Date: 7/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees: 1) Sam Singer; 2) Harry Elias	For	Issuer	For	With
2	In their discretion, on all matters as shall properly come before the meeting	For	Issuer	For	With

BIOVAIL

Ticker Symbol:BVF	Cusip Number:09067J109
Record Date: 4/20/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
10	Dissident Resolution 6	Against	Stockholder	Against	With
11	Dissident Resolution 7	Against	Stockholder	Against	With
12	Dissident Resolution 8	For	Stockholder	Against	With
2	Re-appoint Ernst & Young LLP as auditors for the ensuing year and authorize the board of directors to fix the auditors' remuneration	For	Issuer	For	With
3	Resolution to approve amendments to Biovail's by-law 1 (text of resolution is set out in schedule 2 of the management proxy circular)	For	Issuer	For	With
4	Resolution to approve amendments to Biovail's 2007 Equity Compensation plan (text of resolution is set out in schedule 3 of the management proxy circular)	For	Issuer	For	With
5	Dissident Resolution 1	Against	Stockholder	Against	With
6	Dissident Resolution 2	Against	Stockholder	Against	With
7	Dissident Resolution 3	Against	Stockholder	Against	With
8	Dissident Resolution 4	Against	Stockholder	Against	With
9	Dissident Resolution 5	Against	Stockholder	Against	With

CATALYST PHARMACEUTICAL

Ticker Symbol:CPRX	Cusip Number:14888U101
Record Date: 4/17/2009	Meeting Date: 6/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	TO transact such other business as may properly come before the meeting	For	Issuer	For	With

CR BARD

Ticker Symbol:BCR	Cusip Number:067383109
Record Date: 2/23/2009	Meeting Date: 4/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To approve certain provisions of the executive bonus plan of CR Bard, Inc, as amended and restated.	For	Issuer	For	With
3	To approve the 2003 long term incentive plan of CR Bard, as amended and restated.	For	Issuer	For	With
4	To ratify the appointment of KPMG as independent registered public accounting firm for the year 2009	For	Issuer	For	With

GENERAL ELECTRIC

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 2/23/2009	Meeting Date: 4/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Election of Directors	For	Issuer	For	With
B1	Ratification of KPMG	For	Issuer	For	With
C1	Cumulative Voting	Against	Stockholder	Against	With
C2	Executive Compensation Advisory Vote	Against	Stockholder	Against	With
C3	Independent Study Regarding Breaking Up GE	Against	Stockholder	Against	With
C4	Dividend Policy	Against	Stockholder	Against	With
C5	Shareholder vote on Golden Parachutes	For	Stockholder	Against	With

HELEN OF TROY

Ticker Symbol:HELE	Cusip Number:G4388N106
Record Date: 6/25/2008	Meeting Date: 8/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of the HELE 2008 Employee stock purchase plan	For	Issuer	For	With
3	Approval of the HELE 2008 stock incentive plan	For	Issuer	For	With
4	Approval of the HELE 2008 Non-emplloyee directors stock incentive plan	For	Issuer	For	With
5	Ratification of the terms of the performance goals established by HELE 1997 cash bonus performance plan and approval of amendments to the plan	For	Issuer	For	With
6	Approval of independent auditors	For	Issuer	For	With

INTEL

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/23/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year	For	Issuer	For	With
3	Amendment and extension of the 2006 equity incentive plan	For	Issuer	For	With
4	Approval of an employee stock option exchange program	For	Issuer	For	With
5	Advisory vote on executive compensation	For	Issuer	For	With
6	Stockholder proposal: cumulative voting	Against	Stockholder	Against	With
7	Stockholder proposal: Human right to water	Against	Stockholder	Against	With

KV PHARMACEUTICAL

Ticker Symbol:KVA	Cusip Number:482740206
Record Date: 7/7/2008	Meeting Date: 9/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Amendment of the company's certificate of incorporation to provide that the members of the board of directors be elected annually.	For	Issuer	For	With
5	Amendment of the company's incentive stock option plan to increase by 3,000,000 the number of shares of class A comon stock available upon exercise of stock options granted under the plan.	For	Issuer	For	With
6	Ratification of enagement of KPMG LLP as the companys independent registered public accounting firm.	For	Issuer	For	With

L-3 COMMUNICATIONS

Ticker Symbol:LLL	Cusip Number:502424104
Record Date: 3/2/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of the L-3 Communications Corporation 2009 Employee Stock Purchase Okab	For	Issuer	For	With
3	Ratification of the appointment of PriceWaterHouseCoppers LLP as independent registered public accounting firm for 2009	For	Issuer	For	With

MATTSON TECHNOLOGY

Ticker Symbol:MTSN	Cusip Number:577223100
Record Date: 4/6/2009	Meeting Date: 6/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of PriceWaterHouseCoopers LLC at the company's independent registered accountants for the year ending December 31, 2009	For	Issuer	For	With

MONRO MUFFLER BRAKE

Ticker Symbol:MNRO	Cusip Number:610236101
Record Date: 6/24/2008	Meeting Date: 8/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of selection of Independent Public Accountants	For	Issuer	For	With

NII HOLDINGS

Ticker Symbol:NIHD	Cusip Number:62913F201
Record Date: 3/20/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of PriceWaterHouseCoopers LLP as our independent registered public accountant for the fiscal year 2009	For	Issuer	For	With

O2 MICRO

Ticker Symbol:OIIM	Cusip Number:67107W100
Record Date: 4/17/2009	Meeting Date: 5/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A1A	Re-election of Director: James Elvin Keim	For	Issuer	For	With
A1B	Re-election of Director: Lawrence Lai-Fu Lin	For	Issuer	For	With
A1C	Re-election of Director: Ji Liu	For	Issuer	For	With
A2	Renewal of ""Sale Mandate."" To renew the general mandate to allot, issue, and deal with such number of unissued ordinary shares not exceeding the sum of: (i) 20% of the total amount of share capital; and (ii) the total amount of share capital of the company repurchased by us.	For	Issuer	For	With
A3	To renew the general mandate to exercise all the powers of the company to repurchase such ordinary shares	For	Issuer	For	With
A4	To approve and adopt the financial statements and the auditor's report for the fiscal year ended December 31, 2008	For	Issuer	For	With
A5	To approve and ratify the appointment of Deloitte & Touche as the company's Independent auditors	For	Issuer	For	With
E1	To approve the proposed voluntary withdrawal of listing on the main board of the stock exchange of Hong Kong Limited	For	Issuer	For	With
E2	Adoption of the amended and restated memorandum and articles of association of the company	For	Issuer	For	With
E3	Adoption of 2009 employee stock purchase plan	For	Issuer	For	With
E4	Amendment of 2005 share option plan, all as more fully described in the proxy statement	For	Issuer	For	With
E5	Amendment of the 2005 share incentive plan, all as more fully described in the proxy statement	For	Issuer	For	With

SCIENTIFIC GAMES

Ticker Symbol:SGMS	Cusip Number:80874P109
Record Date: 4/22/2009	Meeting Date: 6/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche as independent auditor for the fiscal year ending December 31 2009	For	Issuer	For	With
3	To approve an amendment to the Scientific Games Corporation 2003 Incentive Compensation Plan that would increase the number of shares available for awards by 2,000,000 shares.	For	Issuer	For	With

SEMITOOL

Ticker Symbol:SMTL	Cusip Number:816909105
Record Date: 1/9/2009	Meeting Date: 3/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve a stock option exchange program for employees	For	Issuer	For	With
3	To ratify appointment of Grant Thornton LLP as the company's independent registered public accountants for the fiscal year ending September 30, 2009.	For	Issuer	For	With

SIGMA DESIGNS, INC.

Ticker Symbol:SIGM	Cusip Number:826565103
Record Date: 5/23/2008	Meeting Date: 7/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees: 1) Thinh Q Tran; 2) William J Almon; 3) Julien Nguyen; 4) Lung C Tsai	For	Issuer	For	With
2	Ratification of the appointment of Armanino McKenna LLP as independent registered public accounting firm of Sigma for the Fiscal Year 2009	For	Issuer	For	With

STAPLES

Ticker Symbol:SPLS	Cusip Number:855030102
Record Date: 4/13/2009	Meeting Date: 6/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To approve an amendement to Staples' Amended and Restated 1998 Employee Stock Purchase Plan increasing the number of shares of common stock from 15,750,000 to 22,750,000.	For	Issuer	For	With
3	To approve an amendment to Staples Amended and Restated International Employee Stock Purchase Plan increasing the number of shares from 1,275,000 to 2,775,000	For	Issuer	For	With
4	To Ratify the selection by the audit committee of Ernst & Young LLP as Staples registered public accounting firm for the current fiscal year.	For	Issuer	For	With
5	To act on a shareholder proposal regarding the reincorporation of Staples in North Dakota.	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

By Sam Morrow

* Sam Morrow

Chief Financial Officer

Date: August 26, 2009

*Print the name and title of each signing officer under his or her signature.